Consolidated Statements of Opertaions and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
REVENUE
Total revenue		$ 195,681,315	$ 169,724,346	$ 234,752,580	[1]
COSTS AND OPERATING EXPENSES
Merchandise costs		172,306,308	140,293,419	191,040,547	[1]
Selling, general and administrative expenses		17,597,125	28,607,088	36,422,772	[1]
Total operating expenses		189,903,433	168,900,507	227,463,319	[1]
INCOME FROM OPERATIONS		5,777,882	823,839	7,289,261	[1]
OTHER INCOME (EXPENSE)
Interest expense, net		(1,611,141)	(2,422,079)	(2,785,766)	[1]
Additional and delinquent tax due to consumption tax correction		(628,876)	(6,622,486)		[1]
Gain from disposal of equity method investment		190,571			[1]
Gain from disposal of a subsidiary		341,139			[1]
Other income, net		760,435	13,145	598,206	[1]
Gain from foreign currency exchange		3,065,971	718,990	833,547	[1]
Change in fair value of warrants liabilities		109,173	139,615	369,404	[2]
Income (loss) from equity method investment		(69,444)	14,554	(145,828)	[2]
Total other income (expenses), net		2,157,828	(8,158,261)	(1,130,437)	[1]
INCOME (LOSS) BEFORE INCOME TAX PROVISION		7,935,710	(7,334,422)	6,158,824	[1]
PROVISION FOR INCOME TAXES		456,774	714,400	2,234,676	[1]
NET INCOME (LOSS)	[3]	7,478,936	(8,048,822)	3,924,148
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss		(3,923,683)	(4,279,325)	(3,466,261)	[1]
TOTAL COMPREHENSIVE INCOME (LOSS)		$ 3,555,253	$ (12,328,147)	$ 457,887	[1]
Earnings (loss) per ordinary share - basic (in Dollars per share)		$ 0.2	$ (0.22)	$ 0.12	[1]
Weighted average shares - basic (in Shares)	[4]	37,264,162	36,250,054	32,678,625	[1]
Third Parties
REVENUE
Total revenue		$ 189,674,322	$ 168,876,360	$ 234,508,821	[1]
Related Party
REVENUE
Total revenue		$ 6,006,993	$ 847,986	$ 243,759	[1]

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[2]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[3]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.
[4]	Retrospectively restated for effect of a 294-for-1 forward split on August 18, 2021.